Note 25 - Subsequent Events - Assets and Liabilities of Disposal Group (Details) - Disposal of major subsidiary [member]	Feb. 01, 2019 USD ($)
Statement Line Items [Line Items]
Accounts receivable	$ 946,944
Prepaids and other current assets	2,792,750
Inventories	436,833
Equipment	9,123,459
Intangible assets	106,873
Goodwill	6,630,544
Assets of disposal group held for sale	20,037,403
Accounts payable and accrued liabilities	2,558,805
Deferred liabilities	709,501
Disposal group liabilities	$ 3,268,306